OTHER NON-CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepaid long-term deposit and loans to lock-up an equity interest investment (Note i)		¥ 89,929	¥ 42,212
Long-term receivables from Jinghan Taihe (Note ii & Note 23)		13,723	10,773
Long-term restricted cash (Note iii)		19,373	6,587
Long-term lease deposits		3,603	5,290
Equity method investments		1,740	1,895
Long-term subsidy receivable (Note 7(iv) & Note 23)		6,577
Others		4,122	4,214
Total	$ 21,313	¥ 139,067	¥ 70,971